                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number:                   811-4547

Exact name of registrant as specified in charter:     Voyageur Mutual Funds III

Address of principal executive offices:               2005 Market Street
                                                      Philadelphia, PA 19103

Name and address of agent for service:                David F. Connor, Esq.
                                                      2005 Market Street
                                                      Philadelphia, PA 19103

Registrant's telephone number, including area code:   (800) 523-1918

Date of fiscal year end:                              April 30

Date of reporting period:                             October 31, 2005

Item 1.  Reports to Stockholders


                                             Delaware
                                             Investments(R)
                                             --------------
GROWTH-EQUITY                                A member of Lincoln Financial Group








SEMIANNUAL REPORT OCTOBER 31, 2005
------------------------------------------------------------------------------
                          DELAWARE SELECT GROWTH FUND




























[LOGO] POWERED BY RESEARCH(R)

TABLE OF CONTENTS
--------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                 1
--------------------------------------------------------------
SECTOR ALLOCATION                                           2
--------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                                  3

   Statement of Operations                                  5

   Statements of Changes in Net Assets                      6

   Financial Highlights                                     7

   Notes to Financial Statements                           12
--------------------------------------------------------------
OTHER FUND INFORMATION                                     15
--------------------------------------------------------------
ABOUT THE ORGANIZATION                                     17
--------------------------------------------------------------
Funds are not FDIC insured and are not guaranteed.It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DISCLOSURE OF FUND EXPENSES

For the Period May 1, 2005 to October 31, 2005

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 to October 31, 2005.

ACTUAL EXPENSES

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE SELECT GROWTH FUND EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                        Expenses
                         Beginning       Ending                     Paid During
                          Account        Account     Annualized       Period
                           Value          Value        Expense       5/1/05 to
                           5/1/05       10/31/05        Ratio        10/31/05
--------------------------------------------------------------------------------
ACTUAL FUND RETURN

Class A                $   1,000.00   $   1,234.50         1.59%   $       8.96
Class B                    1,000.00       1,230.00         2.34%          13.15
Class C                    1,000.00       1,229.70         2.34%          13.15
Class R                    1,000.00       1,232.40         1.89%          10.63
Institutional Class        1,000.00       1,236.40         1.34%           7.55
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)

Class A                $   1,000.00   $   1,017.19         1.59%   $       8.08
Class B                    1,000.00       1,013.41         2.34%          11.88
Class C                    1,000.00       1,013.41         2.34%          11.88
Class R                    1,000.00       1,015.68         1.89%           9.60
Institutional Class        1,000.00       1,018.45         1.34%           6.82
--------------------------------------------------------------------------------
"Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

SECTOR ALLOCATION                                        As of October 31, 2005

DELAWARE SELECT GROWTH FUND

Sector designations may be different than the sector designations presented in other Fund materials.

                                                                   PERCENTAGE
SECTOR                                                            OF NET ASSETS
--------------------------------------------------------------------------------
COMMON STOCK                                                             98.28%
--------------------------------------------------------------------------------
Basic Industry/Capital Goods                                              2.45%
Business Services                                                         6.26%
Consumer Non-Durables                                                    16.97%
Consumer Services/Entertainment & Leisure                                14.27%
Consumer Services/Other                                                  14.94%
Consumer Services/Restaurants                                             3.28%
Energy                                                                    0.54%
Financials                                                                4.92%
Health Care                                                              14.04%
Technology                                                               20.61%
--------------------------------------------------------------------------------
FEDERAL AGENCY (DISCOUNT NOTES)                                           1.57%
--------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL                                            19.25%
--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                                        119.10%
--------------------------------------------------------------------------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL                      (19.25)%
--------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                           0.15%
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                        100.00%
--------------------------------------------------------------------------------

                                                     DELAWARE SELECT GROWTH FUND
                                                    October 31, 2005 (Unaudited)
STATEMENT OF NET ASSETS

                                                       Number of          Market
                                                         Shares            Value
                                                     --------------   --------------
COMMON STOCK - 98.28%
Basic Industry/Capital Goods - 2.45%
 Graco                                                      178,700   $    6,124,049
*Newmont Mining                                              43,600        1,857,360
 Praxair                                                     91,500        4,521,015
                                                                      --------------
                                                                          12,502,424
                                                                      --------------
Business Services - 6.26%
 *Expeditors International Washington                       239,100       14,506,197
 First Data                                                 249,000       10,072,050
 Paychex                                                    190,500        7,383,780
                                                                      --------------
                                                                          31,962,027
                                                                      --------------
Consumer Non-Durables - 16.97%
  *Best Buy                                                  43,500        1,925,310
 *+Blue Nile                                                628,700       22,551,469
 *+NetFlix                                                1,566,600       41,373,906
   Staples                                                  221,500        5,034,695
   Tuesday Morning                                          380,800        9,135,392
   Walgreen                                                 145,000        6,587,350
                                                                      --------------
                                                                          86,608,122
                                                                      --------------
Consumer Services/Entertainment & Leisure - 14.27%
  GTECH Holdings                                            635,200       20,224,768
  International Game Technology                             594,000       15,735,060
*+Liberty Global Class A                                    382,800        9,481,956
 +Liberty Global Class C                                    382,800        9,080,016
*+MGM MIRAGE                                                120,000        4,484,400
*+XM Satellite Radio Holdings Class A                       478,000       13,780,740
                                                                      --------------
                                                                          72,786,940
                                                                      --------------
Consumer Services/Other - 14.94%
 +Apollo Group Class A                                       66,000        4,159,320
 +eBay                                                      261,500       10,355,400
  Jackson Hewitt Tax Service                                752,000       18,589,440
 *ServiceMaster                                             768,700        9,670,246
  Strayer Education                                         211,600       18,940,316
*+Weight Watchers International                             276,000       14,509,320
                                                                      --------------
                                                                         76,224,042
                                                                      --------------
Consumer Services/Restaurants - 3.28%
  IHOP                                                      354,400       16,734,768
                                                                      --------------
                                                                         16,734,768
                                                                      --------------
Energy - 0.54%
  EOG Resources                                              40,500        2,745,090
                                                                      --------------
                                                                           2,745,090
                                                                      --------------
Financials - 4.92%
 *Chicago Mercantile Exchange                                32,500       11,867,375
 +NETeller                                                  368,721        4,497,933
 *Plum Creek Timber                                         224,700        8,740,830
                                                                      --------------
                                                                         25,106,138
                                                                      --------------
Health Care - 14.04%
  Allergan                                                  237,500       21,208,750
 +Genentech                                                 171,400       15,528,840
 +Myogen                                                    124,000        2,486,200
  UnitedHealth Group                                        326,700       18,912,663
*+Zimmer Holdings                                           211,300       13,474,601
                                                                      --------------
                                                                         71,611,054
                                                                      --------------
COMMON STOCK (continued)
Technology - 20.61%
*+Intuit                                                    309,200   $   14,201,556
  Microsoft                                                 131,500        3,379,550
*+NAVTEQ                                                    399,900       15,644,088
  QUALCOMM                                                  610,500       24,273,480
*+SanDisk                                                   607,400       35,769,786
 *Sprint                                                    444,745       10,367,006
*+Yahoo                                                      41,600        1,537,952
                                                                      --------------
                                                                         105,173,418
                                                                      --------------
TOTAL COMMON STOCK (cost $418,582,723)                                   501,454,023
                                                                      --------------

                                                        Principal
                                                         Amount
                                                     --------------
^FEDERAL AGENCY (DISCOUNT NOTES) - 1.57%
  Fannie Mae Discount Notes
    3.72% 11/1/05                                    $    8,020,000        8,020,000
                                                                      --------------
TOTAL FEDERAL AGENCY (DISCOUNT NOTES)
 (cost $8,020,000)                                                         8,020,000
                                                                      --------------
TOTAL MARKET VALUE OF SECURITIES BEFORE
 SECURITIES LENDING COLLATERAL - 99.85%
 (cost $426,602,723)                                                     509,474,023
                                                                      --------------

                                                        Number of
                                                         Shares
                                                     --------------
SECURITIES LENDING COLLATERAL **- 19.25%
Investment Companies
 Mellon GSLDBTII Collateral Fund                         98,215,933       98,215,933
                                                                      --------------
TOTAL SECURITIES LENDING COLLATERAL
 (cost $98,215,933)                                                       98,215,933
                                                                      --------------
TOTAL MARKET VALUE OF SECURITIES - 119.10%
 (cost $524,818,656)                                                     607,689,956#
OBLIGATION TO RETURN SECURITIES LENDING
 COLLATERAL - (19.25%)**                                                 (98,215,933)
RECEIVABLES AND OTHER ASSETS
 NET OF LIABILITIES - 0.15%                                                  744,370
                                                                      --------------
NET ASSETS APPLICABLE TO 21,208,935 SHARES
 OUTSTANDING - 100.00%                                                $  510,218,393
                                                                      ==============
Net Asset Value - Delaware Select Growth Fund
 Class A ($181,025,300 / 7,162,835 Shares)                            $        25.27
                                                                      --------------
Net Asset Value - Delaware Select Growth Fund
 Class B ($213,574,240 / 9,222,830 Shares)                            $        23.16
                                                                      --------------
Net Asset Value - Delaware Select Growth Fund
 Class C ($70,271,304 / 3,067,523 Shares)                             $        22.91
                                                                      --------------
Net Asset Value - Delaware Select Growth Fund
 Class R ($623,990 / 24,876 Shares)                                   $        25.08
                                                                      --------------
Net Asset Value- Delaware Select Growth Fund
 Institutional Class ($44,723,559 / 1,730,871 Shares)                 $        25.84
                                                                      --------------

                                                     DELAWARE SELECT GROWTH FUND
STATEMENT OF NET ASSETS  (CONTINUED)

COMPONENTS OF NET ASSETS AT OCTOBER 31, 2005:
Shares of beneficial interest
(unlimited authorization--no par)                    $    1,109,802,108
Accumulated net realized loss on investments               (682,435,541)
Net unrealized appreciation of investments                   82,851,826
                                                     ------------------
Total net assets                                     $      510,218,393
                                                     ==================

----------
+    Non-income producing security for the period ended October 31, 2005.
*    Fully or partially on loan.
**   See Note 7 in "Notes to Financial Statements.
#    Includes $95,126,868 of securities loaned.
^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
DELAWARE SELECT GROWTH FUND

Net asset value Class A (A)                          $            25.27
Sales charges (5.75% of offering price) (B)                        1.54
                                                     ------------------
Offering price                                       $            26.81
                                                     ==================

----------
(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares
(B)  See the current prospectus for purchase of $50,000 or more.

See accompanying notes

STATEMENT OF OPERATIONS                        DELAWARE SELECT GROWTH FUND
                                               Six Months Ended October 31, 2005
                                               (Unaudited)

INVESTMENT INCOME:
Dividends                                             $     1,693,270
Securities lending income                                   1,279,732
Interest                                                      173,209    $     3,146,211
                                                      ---------------    ---------------
EXPENSES:
Management fees                                             1,897,276
Distribution expenses--Class A                                229,057
Distribution expenses--Class B                              1,070,846
Distribution expenses--Class C                                344,845
Distribution expenses--Class R                                  1,758
Dividend disbursing and transfer agent fees
 and expenses                                               1,410,876
Reports and statements to shareholders                        342,972
Accounting and administration expenses                         98,846
Registration fees                                              45,326
Professional fees                                              41,336
Custodian fees                                                 23,197
Trustees'fees                                                  17,158
Taxes (other than taxes on income)                             10,610
Insurance fees                                                  6,055
Other                                                           9,812          5,549,970
                                                      ---------------
Less expenses absorbed or waived                                                (498,931)
Less expense paid indirectly                                                      (5,781)
Less waived distribution expenses--Class R                                          (150)
                                                                         ---------------
Total expenses                                                                 5,045,108
                                                                         ---------------
NET INVESTMENT LOSS                                                           (1,898,897)
                                                                         ---------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investment                                               73,640,938
Net change in unrealized appreciation/depreciation
 of investments                                                               31,969,260
                                                                         ---------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                              105,610,198
                                                                         ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $   103,711,301
                                                                         ===============

See accompanying notes

STATEMENTS OF CHANGES IN NET ASSETS                  DELAWARE SELECT GROWTH FUND

                                                        SIX MONTHS            YEAR
                                                          ENDED              ENDED
                                                         10/31/05           4/30/05
                                                      ---------------    ---------------
                                                        (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment loss                                  $    (1,898,897)   $    (7,255,637)
 Net realized gain on investments                          73,640,938         35,775,759
 Net change in unrealized appreciation/depreciation
  of investments                                           31,969,260        (35,373,075)
                                                      ---------------    ---------------
 Net increase (decrease) in net assets resulting
  from operations                                         103,711,301         (6,852,953)
                                                      ---------------    ---------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
      Class A                                              19,603,513         26,945,687
      Class B                                               2,701,767          6,037,250
      Class C                                               4,481,351          4,166,107
      Class R                                                  36,424            712,743
Institutional Class                                         9,184,780         10,602,839
                                                      ---------------    ---------------
                                                           36,007,835         48,464,626
                                                      ---------------    ---------------
Cost of shares repurchased:
      Class A                                             (50,362,415)       (93,999,656)
      Class B                                             (35,426,439)       (82,122,251)
      Class C                                             (13,044,809)       (36,808,452)
      Class R                                                (187,544)          (381,122)
Institutional Class                                        (4,266,839)       (20,841,207)
                                                      ---------------    ---------------
                                                         (103,288,046)      (234,152,688)
                                                      ---------------    ---------------
Decrease in net assets derived from capital share
 transactions                                             (67,280,211)      (185,688,062)
                                                      ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS                      36,431,090       (192,541,015)
NET ASSETS:
Beginning of period                                       473,787,303        666,328,318
                                                      ---------------    ---------------
End of period                                         $   510,218,393    $   473,787,303
                                                      ===============    ===============

See accompanying notes

FINANCIAL
     HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                       DELAWARE SELECT GROWTH FUND CLASS A

                                                Six Months                                 Year Ended
                                                  Ended         -----------------------------------------------------------------
                                                10/31/05(1)      4/30/05       4/30/04       4/30/03       4/30/02       4/30/01
                                                -----------     ---------     ---------     ---------     ---------     ---------
                                                (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD            $    20.470     $  20.680     $  16.700     $  20.290     $  24.890     $  36.380
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                               (0.040)       (0.170)       (0.171)       (0.147)       (0.193)       (0.302)
Net realized and unrealized gain (loss)
 on investments                                       4.840        (0.040)        4.151        (3.443)       (4.407)      (11.188)
                                                -----------     ---------     ---------     ---------     ---------     ---------
Total from investment operations                      4.800        (0.210)        3.980        (3.590)       (4.600)      (11.490)
                                                -----------     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                  $    25.270     $  20.470     $  20.680     $  16.700     $  20.290     $  24.890
                                                ===========     =========     =========     =========     =========     =========
TOTAL RETURN(3)                                       23.45%        (1.02)%       23.83%       (17.69)%      (18.48)%      (31.57)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)         $   181,025     $ 173,890     $ 243,201     $ 208,395     $ 333,172     $ 475,767
Ratio of expenses to average net assets                1.59%         1.52%         1.50%         1.50%         1.45%         1.37%
Ratio of expenses to average net assets
 prior to expense limitation and expenses
 paid indirectly                                       1.79%         1.70%         1.86%         1.83%         1.50%         1.38%
Ratio of net investment loss to average
 net assets                                           (0.35)%       (0.85)%       (0.87)%       (0.92)%       (0.86)%       (0.90)%
Ratio of net investment loss to average net
 assets prior to expense limitation and
 expenses paid indirectly                             (0.55)%       (1.03)%       (1.23)%       (1.25)%       (0.91)%       (0.91)%
Portfolio turnover                                      218%           72%           82%           69%          127%          156%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
     HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                       DELAWARE SELECT GROWTH FUND CLASS B

                                                Six Months                                 Year Ended
                                                  Ended         -----------------------------------------------------------------
                                                10/31/05(1)      4/30/05       4/30/04       4/30/03       4/30/02       4/30/01
                                                -----------     ---------     ---------     ---------     ---------     ---------
                                                (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD            $    18.820     $  19.160     $  15.590     $  19.090     $  23.600     $  34.740
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                               (0.119)       (0.310)       (0.308)       (0.259)       (0.340)       (0.521)
Net realized and unrealized gain (loss) on
 investments                                          4.459        (0.030)        3.878        (3.241)       (4.170)      (10.619)
                                                -----------     ---------     ---------     ---------     ---------     ---------
Total from investment operations                      4.340        (0.340)        3.570        (3.500)       (4.510)      (11.140)
                                                -----------     ---------     ---------     ---------     ---------     ---------

NET ASSET VALUE, END OF PERIOD                  $    23.160     $  18.820     $  19.160     $  15.590     $  19.090     $  23.600
                                                ===========     =========     =========     =========     =========     =========
TOTAL RETURN(3)                                       23.00%        (1.77)%       22.90%       (18.33)%      (19.11)%      (32.07)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)         $   213,574     $ 202,576     $ 281,906     $ 257,542     $ 421,578     $ 588,152
Ratio of expenses to average net assets                2.34%         2.27%         2.25%         2.25%         2.20%         2.12%
Ratio of expenses to average net assets prior
 to expense limitation and expenses paid
 indirectly                                            2.54%         2.45%         2.61%         2.58%         2.25%         2.13%
Ratio of net investment loss to average
 net assets                                           (1.10)%       (1.60)%       (1.62)%       (1.67)%       (1.61)%       (1.65)%
Ratio of net investment loss to average
 net assets prior to expense limitation and
 expenses paid indirectly                             (1.30)%       (1.78)%       (1.98)%       (2.00)%       (1.66)%       (1.66)%
Portfolio turnover                                      218%           72%           82%           69%          127%          156%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
     HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                       DELAWARE SELECT GROWTH FUND CLASS C

                                                Six Months                                 Year Ended
                                                  Ended         -----------------------------------------------------------------
                                                10/31/05(1)      4/30/05       4/30/04       4/30/03       4/30/02       4/30/01
                                                -----------     ---------     ---------     ---------     ---------     ---------
                                                (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD            $    18.620     $  18.950     $  15.430     $  18.890     $  23.350     $  34.370
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                               (0.118)       (0.308)       (0.306)       (0.258)       (0.337)       (0.517)
Net realized and unrealized gain (loss) on
 investments                                          4.408        (0.022)        3.826        (3.202)       (4.123)      (10.503)
                                                -----------     ---------     ---------     ---------     ---------     ---------
Total from investment operations                      4.290        (0.330)        3.520        (3.460)       (4.460)      (11.020)
                                                -----------     ---------     ---------     ---------     ---------     ---------

NET ASSET VALUE, END OF PERIOD                  $    22.910     $  18.620     $  18.950     $  15.430     $  18.890     $  23.350
                                                ===========     =========     =========     =========     =========     =========
TOTAL RETURN(3)                                       22.97%        (1.74)%       22.81%       (18.27)%      (19.14)%      (32.06)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)         $    70,271     $  64,786     $  98,549     $  95,552     $ 166,246     $ 248,685
Ratio of expenses to average net assets                2.34%         2.27%         2.25%         2.25%         2.20%         2.12%
Ratio of expenses to average net assets prior
 to expense limitation and expenses paid
 indirectly                                            2.54%         2.45%         2.61%         2.58%         2.25%         2.13%
Ratio of net investment loss to average
 net assets                                           (1.10)%       (1.60)%       (1.62)%       (1.67)%       (1.61)%       (1.65)%
Ratio of net investment loss to average
 net assets prior to expense limitation and
 expenses paid indirectly                             (1.30)%       (1.78)%       (1.98)%       (2.00)%       (1.66)%       (1.66)%
Portfolio turnover                                      218%           72%           82%           69%          127%          156%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
     HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                       DELAWARE SELECT GROWTH FUND CLASS R

                                                                               Six Months         Year           6/02/03(2)
                                                                                 Ended            Ended             to
                                                                              10/31/05(1)        4/30/05          4/30/04
                                                                              ------------     ------------     ------------
                                                                              (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                                          $     20.340     $     20.620     $     18.530
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss3                                                                (0.075)          (0.242)          (2.370)
Net realized and unrealized gain (loss) on investments                               4.815           (0.038)           4.460
                                                                              ------------     ------------     ------------
Total from investment operations                                                     4.740           (0.280)           2.090
                                                                              ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD                                                $     25.080     $     20.340     $     20.620
                                                                              ============     ============     ============
TOTAL RETURN4                                                                        23.24%           (1.36)%          11.28%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                       $        624     $        652     $        262
Ratio of expenses to average net assets                                               1.89%            1.87%            1.85%
Ratio of expenses to average net assets prior to expense limitation and
 expenses paid indirectly                                                             2.14%            2.05%            2.21%
Ratio of net investment loss to average net assets                                   (0.65)%          (1.20)%          (1.26)%
Ratio of net investment loss to average net assets prior to expense
 limitation and expenses paid indirectly                                             (0.90)%          (1.38)%          (1.62)%
Portfolio turnover                                                                     218%              72%              82%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

     Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable . Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
     HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                 DELAWARE SELECT GROWTH FUND INSTITUTIONAL CLASS

                                                Six Months                                 Year Ended
                                                  Ended         -----------------------------------------------------------------
                                                10/31/05(1)      4/30/05       4/30/04       4/30/03       4/30/02       4/30/01
                                                -----------     ---------     ---------     ---------     ---------     ---------
                                                (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD            $    20.900     $  21.060     $  16.970     $  20.570     $  25.170     $  36.690
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                               (0.011)       (0.118)       (0.121)       (0.106)       (0.139)       (0.220)
Net realized and unrealized gain (loss) on
 investments                                          4.951        (0.042)        4.211        (3.494)       (4.461)      (11.300)
                                                -----------     ---------     ---------     ---------     ---------     ---------
Total from investment operations                      4.940        (0.160)        4.090        (3.600)       (4.600)      (11.520)
                                                -----------     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                  $    25.840     $  20.900     $  21.060     $  16.970     $  20.570     $  25.170
                                                ===========     =========     =========     =========     =========     =========
TOTAL RETURN(3)                                       23.64%        (0.76)%       24.10%       (17.50)%      (18.28)%      (31.38)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)         $    44,724     $  31,883     $  42,410     $  36,080     $  53,381     $  50,157
Ratio of expenses to average net assets                1.34%         1.27%         1.25%         1.25%         1.20%         1.12%
Ratio of expenses to average net assets prior
 to expense limitation and expenses paid
 indirectly                                            1.54%         1.45%         1.61%         1.58%         1.25%         1.13%
Ratio of net investment loss to average
 net assets                                           (0.10)%       (0.60)%       (0.62)%       (0.67)%       (0.61)%       (0.65)%
Ratio of net investment loss to average
 net assets prior to expense limitation and
 expenses paid indirectly                             (0.30)%       (0.78)%       (0.98)%       (1.00)%       (0.66)%       (0.66)%
Portfolio turnover                                      218%           72%           82%           69%          127%          156%

----------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                                DELAWARE SELECT GROWTH FUND
                                                    October 31, 2005 (Unaudited)

     TO FINANCIAL STATEMENTS

Voyageur Mutual Funds III (the "Trust") is organized as a Delaware statutory trust and offers one series, the Delaware Select Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A , Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies the manager believes have the potential for high earnings growth.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distribution from net realized gain on investment, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended October 31, 2005 were approximately $5,781. The expense paid under the above arrangement is included in the custodian fees and on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.25% of average daily net assets of the Fund through August 31, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Effective May 19, 2005, the Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets, for accounting and administration services. Prior to May 19, 2005, the Fund paid DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Effective August 1, 2005, DDLP has contracted to limit distribution and service fees through October 31, 2006 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets. Institutional Class shares pay no distribution and services expenses.

At October 31, 2005, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                  $  251,035
Dividend disbursing, transfer agent, accounting and
 administration fees and other expenses payable to DSC       593,288
Other expenses payable to DMC and affiliates*                315,537

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

NOTES                                                DELAWARE SELECT GROWTH FUND

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the six months ended October 31, 2005, the Fund was charged $18,170 for internal legal services provided by DMC.

For the six months ended October 31, 2005, DDLP earned $20,983 for commissions on sales of the Fund's Class A shares. For the six months ended October 31, 2005, DDLP received gross contingent deferred sales charge commissions of $5, $280,603 and $1,859 on redemption of the Fund's Class A , Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the six months ended October 31, 2005, the Fund made purchases of $537,629,028 and sales of $558,852,970 of investment securities other than short-term investments.

At October 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final characteristics cannot be determined until the fiscal year end. At October 31, 2005, the cost of investments was $524,951,993. At October 31, 2005, the net unrealized appreciation was $82,737,963 of which $88,275,655 related to unrealized appreciation of investments and $5,537,692 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended October 31, 2005 and the year ended April 30, 2005.

The component of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of October 31, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                        $ 1,109,802,108
*Capital loss carryforwards                             (682,302,204)
Unrealized appreciation of investments                    82,718,489
                                                     ---------------
Net assets                                           $   510,218,393
                                                     ===============

*The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the fund merger with Delaware Technology and Innovation Fund.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards outstanding at April 30, 2005 will expire as follows: $73,077,316 expires in 2009, $470,062,416 expires in 2010, $190,365,905 expires in 2011, and
$18,530,411 expires in 2012.

For the six months ended October 31, 2005, the Fund had capital gains of $69,733,845, which may reduce the capital loss carryforward.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended October 31, 2005, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Accumulated net investment loss                      $     1,898,897
Paid-in capital                                           (1,898,897)

5. CAPITAL SHARES
Transactions in capital shares were as
follows:

                                            Six Months       Year
                                              Ended          Ended
                                             10/31/05       4/30/05
                                           ------------   ------------
Shares sold:
   Class A                                      807,784      1,314,515
   Class B                                      126,178        315,792
   Class C                                      208,150        219,695
   Class R                                        1,528         37,622
   Institutional Class                          387,098        502,371
                                           ------------   ------------
                                              1,530,738      2,389,995
                                           ------------   ------------

Shares repurchased:
   Class A                                   (2,141,028)    (4,580,576)
   Class B                                   (1,664,557)    (4,267,418)
   Class C                                     (619,581)    (1,939,938)
   Class R                                       (8,726)       (18,270)
   Instituti onal Class                        (181,771)      (990,466)
                                           ------------   ------------
                                             (4,615,663)   (11,796,668)
                                           ------------   ------------
Net decrease                                 (3,084,925)    (9,406,673)
                                           ============   ============

For the six months ended October 31, 2005 and the year ended April 30, 2005, 75,419 Class B shares were converted to 69,232 Class A shares valued at $1,642,721 and 116,832 Class B shares were converted to 107,848 Class A shares valued at $2,266,569, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

NOTES                                                DELAWARE SELECT GROWTH FUND

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. As of November 25, 2005, the revolving line of credit facility increased to $225,000,000. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of October 31, 2005, or at any time during the period.

7. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank N. A . ("Mellon"). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation. At October 31, 2005, the market value of the securities on loan was $95,126,868, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. CREDIT AND MARKET RISK
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At October 31, 2005, there were no rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

OTHER                                                DELAWARE SELECT GROWTH FUND

     FUND INFORMATION

At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Select Growth Fund (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Fund; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the advisor's ability to fully invest in accordance with the Fund's policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions raised by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years and the continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Fund. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments Family of Funds in the top quartile of mutual fund families for 2002 - 2004. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three, five and 10 year periods ended February 28, 2005. The Board noted its objective that the Fund's performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance.

The Performance Universe for this Fund consisted of the Fund and all retail and institutional multi-cap growth funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one and three year periods was in the fourth quartile of such Performance Universe. The report further showed that the Fund's total return for the five year period was in the third quartile and the Fund's total return for the 10 year period was in the first quartile. The Board noted that the Fund's performance results were mixed. The Board also noted that a new investment team had recently been assigned to the Fund and that management had modified the Fund's policies and strategies in order to take advantage of the new team's investment approach. The Board was satisfied that management was taking effective action to enhance Fund performance and meet the Board's performance objective.

OTHER                                                DELAWARE SELECT GROWTH FUND

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of similar funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

The expense comparisons for the Fund showed that its management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund's management fee, but noted that the Fund's total expenses were not in line with the Board's objective. In evaluating the total expenses, the Board considered waivers in place through December 2005 and recent initiatives implemented by management, such as changes to the record keeping platform for retirement accounts, creating an opportunity for a reduction in expenses. The Board was satisfied with management's efforts to improve the Fund's total expense ratio and bring it in line with the Board's objective.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from its relationships with the Fund and the Delaware Investments Family of Funds.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Fund's management contract fell within the standard structure. The Board also noted that the Fund's assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the manager and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

ABOUT

     THE ORGANIZATION

This semiannual report is for the information of Delaware Select Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Select Growth Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


BOARD OF TRUSTEES                          AFFILIATED OFFICERS                      CONTACT INFORMATION
JUDE T. DRISCOLL                           MICHAEL P. BISHOF                        INVESTMENT MANAGER
Chairman                                   Senior Vice President and                Delaware Management Company,
Delaware Investments(R)Family of Funds     Chief Financial Officer                  a Series of Delaware Management Business Trust
Philadelphia, PA                           Delaware Investments Family of Funds     Philadelphia, PA
                                           Philadelphia, PA
THOMAS L. BENNETT                                                                   NATIONAL DISTRIBUTOR
Private Investor                           DAVID F. CONNOR                          Delaware Distributors, L.P.
Rosemont, PA                               Vice President, Deputy General           Philadelphia, PA
                                           Counsel and Secretary
JOHN A. FRY                                Delaware Investments Family of Funds     SHAREHOLDER SERVICING, DIVIDEND
President                                  Philadelphia, PA                         DISBURSING AND TRANSFER AGENT
Franklin & Marshall College                                                         Delaware Service Company, Inc.
Lancaster, PA                              DAVID P. O'CONNOR                        2005 Market Street
                                           Senior Vice President, General Counsel   Philadelphia, PA 19103-7094
ANTHONY D. KNERR                           and Chief Legal Officer
Managing Director                          Delaware Investments Family of Funds     FOR SHAREHOLDERS
Anthony Knerr & Associates                 Philadelphia, PA                         800 523-1918
New York, NY
                                           JOHN J. O'CONNOR                         FOR SECURITIES DEALERS AND FINANCIAL
LUCINDA S. LANDRETH                        Senior Vice President and Treasurer      INSTITUTIONS REPRESENTATIVES ONLY
Former Chief Investment Officer            Delaware Investments Family of Funds     800 362-7500
Assurant, Inc.                             Philadelphia, PA
Philadelphia, PA                                                                    WEB SITE
                                                                                    www.delawareinvestments.com
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                               Delaware Investments is the marketing name for
National Gallery of Art                                                             Delaware Management Holdings, Inc. and
Washington, DC                                                                      its subsidiaries.

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

Delaware
Investments(R)
--------------
A member of Lincoln Financial Group





















                                                              Printed in the USA
(9920)                                                         SEMI-0512 SELGRTH
SA-316 [10/05] IVES 12/05                                    MF0511094   PO10592

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4. Principal Accountant Fees and Services

         Not applicable.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

(a)      (1) Code of Ethics

         Not applicable.

         (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

         (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS III


         Jude T. Driscoll
         --------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    December 29, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
         --------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    December 29, 2005


         Michael P. Bishof
         --------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    December 29, 2005